Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Decommission provisions	$ 16,600,000
Property, plant and equipment	25,900,000
Reserves and accrued expenses	63,900,000
Tax losses carried forward	40,400,000
Interest allowance	16,800,000
Deferred revenue	400,000
Valuation allowance	(129,300,000)
Deferred tax assets, Net	34,700,000	$ 0
Deferred tax liabilities
Deferred job costs	(3,800,000)
Accelerated asset costs	(2,700,000)
Inflation adjustment	(5,200,000)
Other timing differences	(3,700,000)
Deferred tax liabilities, Net	(15,400,000)	$ 0
Net deferred tax asset	$ 19,300,000